Material Events During the Reporting Period and Subsiquent Event (Details) $ in Thousands			1 Months Ended
	Dec. 12, 2022 USD ($) m²	Jul. 06, 2022 USD ($) m²	Apr. 15, 2022 USD ($) m²	Sep. 13, 2022 USD ($) m²
Material Events During the Reporting Period and Subsiquent Event (Details) [Line Items]
Area of land (in Square Meters) | m²				21
Loan amount			$ 2,700
Total purchased amount				$ 945
Maple Woods [Member]
Material Events During the Reporting Period and Subsiquent Event (Details) [Line Items]
Area of land (in Square Meters) | m²			122
Exchange of land			$ 3,700
Purchase of equity amount			$ 1,000
Bearing annual interest rate			5.00%
Repaid payments			$ 65
Maple Reserve [Member]
Material Events During the Reporting Period and Subsiquent Event (Details) [Line Items]
Area of land (in Square Meters) | m²		374
Purchase of equity amount		$ 3,800
Loan amount		$ 10,000
Bearing annual interest rate		10.00%
Total purchased amount		$ 13,800
Maple Reserve Square [Member]
Material Events During the Reporting Period and Subsiquent Event (Details) [Line Items]
Area of land (in Square Meters) | m²		7
Purchase of equity amount	$ 3,180
Loan amount	$ 3,000	$ 300
Bearing annual interest rate	6.00%	10.00%
Repaid payments	$ 90
Total purchased amount		$ 260
Maple Park Development LLC [Member]
Material Events During the Reporting Period and Subsiquent Event (Details) [Line Items]
Area of land (in Square Meters) | m²	155
Total purchased amount	$ 6,180